Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) cADPerMegawattHour	Dec. 31, 2020 CAD ($) cADPerMegawattHour
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 463	$ 463
Hydro generation
Disclosure of detailed information about intangible assets [line items]
Goodwill	258	258
Wind and Solar
Disclosure of detailed information about intangible assets [line items]
Goodwill	175	175
Energy Marketing
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 30	$ 30
Minimum
Disclosure of detailed information about intangible assets [line items]
Electricity prices | cADPerMegawattHour	17	6
Discount rate used to calculate goodwill impairment	5.00%	4.80%
Maximum
Disclosure of detailed information about intangible assets [line items]
Electricity prices | cADPerMegawattHour	136	160
Discount rate used to calculate goodwill impairment	6.40%	6.30%